NON- CONTROLLING INTEREST - Non- Controlling Interests (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)		Dec. 31, 2018 COP ($)
Disclosure of non-controlling interest [Line Items]
Assets	$ 79,906.2		$ 236,538,540	[2]			$ 259,675,153
Liabilities	70,811.8		210,667,313	[2]			230,120,805
Revenue		$ 34,083,225	31,659,852		$ 31,662,566
Profit (loss)	1,595.4	5,184,551	3,162,433	[2]	3,516,936	[2]
Comprehensive income	1,530.8	4,974,800	3,237,803		3,819,143
Cash flows from (used in) operating activities	$ 2,686.8	8,731,562	5,108,316	[3]	$ 2,485,034	[3]
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Assets			21,114,998				26,240,636
Liabilities			15,872,265				18,121,948
Revenue		9,159,971	6,891,345
Profit (loss)		2,068,518	563,553
Comprehensive income		505,807	615,754
Cash flows from (used in) operating activities		4,597,371	3,428,076
Banco de Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Assets			149,389,135				163,302,510
Liabilities			131,197,065				143,634,735
Revenue		17,725,706	16,635,250
Profit (loss)		3,131,213	2,132,951
Comprehensive income		853,134	880,565
Cash flows from (used in) operating activities		2,868,435	1,571,203
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Assets			37,746,874				38,921,610
Liabilities			33,342,596				34,415,453
Revenue		4,040,260	4,338,753
Profit (loss)		416,294	377,687
Comprehensive income		29,097	187,037
Cash flows from (used in) operating activities		339,411	797,598
Banco Comercial AV Villas S.A.
Disclosure of non-controlling interest [Line Items]
Assets			12,318,124				14,207,481
Liabilities			10,853,638				12,587,301
Revenue		1,724,332	1,645,948
Profit (loss)		216,468	137,695
Comprehensive income		38,065	788
Cash flows from (used in) operating activities		858,440	(1,295,251)
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Assets			22,322,103				24,648,668
Liabilities			19,651,056				$ 21,757,734
Revenue		2,666,731	2,564,532
Profit (loss)		354,961	205,694
Comprehensive income		(7,631)	153,208
Cash flows from (used in) operating activities		$ 1,106,042	$ 756,955

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.